Description of Organization and Business Operations (Details)															1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 19, 2024 USD ($) shares	Sep. 10, 2024 USD ($)	Sep. 03, 2024 USD ($)	Mar. 26, 2024 USD ($) shares	Mar. 22, 2024 $ / shares	Mar. 07, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jan. 10, 2024 USD ($) $ / shares	Dec. 21, 2023 USD ($) shares	Apr. 27, 2023 USD ($) $ / shares	Mar. 22, 2023 USD ($) shares	Aug. 16, 2022	Dec. 31, 2021 USD ($)	Dec. 22, 2021 USD ($) $ / shares shares	Oct. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 13, 2024 USD ($)	Oct. 04, 2024 USD ($)	May 31, 2024 USD ($) $ / shares	May 08, 2024 USD ($)	Jan. 16, 2024 $ / shares
Description of Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																	$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Warrant exercise price (in Dollars per share) | $ / shares																									$ 11.5
Sold at a price per Unit (in Dollars per share) | $ / shares								$ 2.22																					$ 2.22
Public offering amount																										$ 189,750,000
Transaction costs																	$ 7,959,726						$ 7,959,726		$ 7,959,726
Underwriting discount amount																	$ 3,450,000						3,450,000		3,450,000
Represent shares																							3,570,576		3,570,576
Representative warrants cost																							259,527		$ 259,527
Other offering costs																							$ 679,623
Percentage of aggregate fair market value of assets																							80.00%		80.00%
Ownership interest to be acquired on post-transaction company																							50.00%		50.00%
Maturity days														185 days
Public share percentage					100.00%									100.00%
Interest expenses																							$ 100,000		$ 100,000
Stockholders redeemed shares (in Shares) | shares									140,663		18,000,868												50,556
Trust account to redeeming stockholders																$ 1,565,078
Convertible Working Capital								$ 1,500,000
Common stock remaining outstanding (in Shares) | shares																	5,193,750						5,193,750		5,193,750	5,193,750
Contribution amount	$ 34,376																						$ 36,904
Deposit		$ 110,714																										$ 34,376	$ 36,904	$ 36,904
Lost interest		1,400
Common stock remaining outstanding after the redemption (in Shares) | shares	687,519																687,519						687,519		833,469	18,975,000
Net tangible assets																							$ 5,000,001		$ 5,000,001
Publicly held shares						$ 15,000,000																	155,000,000		155,000,000
Number of consecutive business days			10 days
Cash																	$ 533						533		4,519
Working capital deficit																	$ 4,483,517						4,483,517		3,345,130
Capital contribution																							25,000		25,000
Unsecured promissory note																							204,841		204,841
Warrants price per share (in Dollars per share) | $ / shares										$ 1
Principal amount								1,500,000																					$ 2,500,000
Outstanding principal amount										$ 1,121,815													$ 1,909,796		1,121,815
Convertible promissory note																									$ 944,118
Percentage of excise tax																	21.00%			21.00%			21.00%	21.00%	21.00%	21.00%
Percentage of excise tax												1.00%
Redemption amount				$ 1,088,361					$ 1,565,078		$ 184,845,836												$ 595,439
Excise tax liability									1,864,106								$ 1,880,944						1,880,944
Excise tax liability																							$ 16,838
Shares redeemed percentage																							1.00%		1.00%
Percentage of estimated interest																							10.00%
Percentage of underpayment penalty																							5.00%
Percentage of unpaid total liability																							25.00%
Condition for future business combination number of businesses minimum																									1
Number of securities called by each warrant (in Shares) | shares														1
Other offering costs																									$ 679,623
Common stock remaining outstanding									$ 833,469								$ (185,465)	$ (181,330)	$ (205,732)	$ (242,047)	$ (419,670)	$ (1,279,617)			(2,137,638)	$ (1,877,984)
Liability redeemed common stock							$ 1,565,078									1,565,078									$ 1,565,078
Redeemable Warrant [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares) | shares														1
Warrant [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares) | shares														1
Warrant exercise price (in Dollars per share) | $ / shares														$ 11.5
Sold at a price per Unit (in Dollars per share) | $ / shares																	$ 11.5						$ 11.5
MVPHS [Member]
Description of Organization and Business Operations [Line Items]
Publicly held shares			$ 15,000,000			$ 15,000,000
June Extension Contributions [Member]
Description of Organization and Business Operations [Line Items]
Deposit		$ 112,114
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares) | shares														1
Sold at a price per Unit (in Dollars per share) | $ / shares					$ 0.05
Price per share (in Dollars per share) | $ / shares														$ 10			$ 10						$ 10		$ 10
Stockholders redeemed shares (in Shares) | shares									140,663
Common stock remaining outstanding (in Shares) | shares																	738,075						738,075
Common stock remaining outstanding
Common Stock [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares) | shares														1
U.S. Federal [Member]
Description of Organization and Business Operations [Line Items]
Percentage of excise tax												1.00%
Convertible Working Capital Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Convertible promissory note																	$ 1,591,380						$ 1,591,380
Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share) | $ / shares																															$ 2
Trust account to redeeming stockholders							1,565,078								$ 595,439
Convertible Working Capital								$ 1,500,000
Liability redeemed common stock							$ 1,565,078									$ 1,565,078
Common stock price (in Dollars per share) | $ / shares								$ 2.22
Redeemable Shares [Member]
Description of Organization and Business Operations [Line Items]
Stockholders redeemed shares (in Shares) | shares				95,394					140,663		18,000,868
Forecast [Member]
Description of Organization and Business Operations [Line Items]
Deposit																											$ 68,752
IPO [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares) | shares														18,975,000
Common stock, par value (in Dollars per share) | $ / shares														$ 0.0001
Warrant exercise price (in Dollars per share) | $ / shares														11.5
Sold at a price per Unit (in Dollars per share) | $ / shares														$ 10
Public offering amount														$ 189,750,000
Investment of cash in trust account														$ 191,647,500
Price per share (in Dollars per share) | $ / shares														$ 10.1
Operating bank account													$ 741,228
Stockholders redeemed shares (in Shares) | shares									140,663														140,663
Outstanding redemption share (in Shares) | shares																	833,469						833,469
Units issued (in Shares) | shares														18,975,000
IPO [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares														$ 11.5
IPO [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares														$ 11.5
Common stock remaining outstanding (in Shares) | shares	5,881,269
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares) | shares														2,475,000
Warrants issued (in Shares) | shares																	697,500						697,500		697,500
Price per share (in Dollars per share) | $ / shares														$ 10
Units issued (in Shares) | shares														2,475,000
Rights [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares) | shares														1
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																	$ 1						$ 1		$ 1
Warrants issued (in Shares) | shares																	7,347,500						7,347,500		7,347,500
Generating gross proceeds																							$ 7,347,500		$ 7,347,500
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Outstanding redemption share (in Shares) | shares																	6,027,219						6,027,219
Redemption amount									$ 6,027,219
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Stockholders redeemed shares (in Shares) | shares	50,556																						95,394
Public Shares [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Common stock remaining outstanding (in Shares) | shares																	5,931,825						5,931,825
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share) | $ / shares																	$ 10.1						$ 10.1		$ 10.1
Convertible Working Capital										$ 1,200,000